Corporate income taxes	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Corporate income taxes

19.	Corporate income taxes
Since 2016, the Bank has received reassessments totaling $1,025 million of tax and interest as a result of the Canada Revenue Agency
(
CRA)

denying the tax deductibility of certain Canadian dividends received during the 2011–201
5
taxation years. In June 202
1
, the Bank received a reassessment for $176
million of tax and interest in respect of certain Canadian dividends received during the 2016 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018.
A Canadian subsidiary of the Bank has
 received tax assessments from the CRA with respect to withholding taxes for its 2014 and 2015 taxation years totalling $173 million of tax, penalties and interest. Proposed assessments totalling
$300
million have also been received in respect of withholding taxes for the 2016 and 2017 taxation years.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.